Income Taxes - Schedule of Provision for Income Taxes (Details) - Hong Kong, Dollars - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Hong Kong profit tax:
Current income tax	$ 200,341	$ 224,195	$ 193,020
Tax Concession	(192)	(385)	(769)
Income tax expenses	$ 200,149	$ 223,810	$ 192,251